Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 19, 2015	Jun. 30, 2018	Jun. 30, 2017	Oct. 30, 2016
Stock options [Member]
Shareholder's Equity (Textual)
Weighted average fair values of options granted			$ 7.96
RSUs [Member]
Shareholder's Equity (Textual)
Weighted average fair values of options granted		$ 19.62	$ 18.44
Compensation cost		$ 827	$ 778
Unrecognized costs related to non-vested share-based compensation		$ 3,374
Recognized over a weighted average period		1 year 1 month 13 days
2013 Share Option Plan [Member]
Shareholder's Equity (Textual)
Option plan expire date	Apr. 02, 2023
Shares available for future grants		883,470
2013 Share Option Plan [Member] | Maximum [Member]
Shareholder's Equity (Textual)
Increase number of shares reserved under share option plan				2,450,000
2013 Share Option Plan [Member] | Minimum [Member]
Shareholder's Equity (Textual)
Increase number of shares reserved under share option plan				1,250,000